Private Placement	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Athena Technology Acquisition Corp [Member]
Private Placement [Line Items]
Private Placement

Note 4 — Private Placement

The Sponsor has agreed to purchase an aggregate of 700,000 Private Placement Units at a price of $10.00 per unit, or $7,000,000 in a private placement that will close simultaneously with the closing of the Proposed Public Offering. Each Private Placement Unit will be identical to the Public Units sold in the Proposed Public Offering, except as described below. The Private Placement Units and their component securities will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination,

Each Private Placement Unit will consist of one share of Class A common stock (the “Private Placement Shares”) and one-third of one warrant (the “Private Placement Warrants”). Each whole Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share, subject to adjustment. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees. If the Private Placement Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the warrants included in the Public Units being sold in the Proposed Public Offering

Note 5 — Private Placement

Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 700,000 Private Placement Units at a price of $10.00 per Private Placement Units, for an aggregate purchase price of $7,000,000, in a private placement. A portion of the proceeds from the private placement was added to the proceeds from the IPO held in the Trust. Each Private Placement Unit consists of one share of Class A common stock (the “Private Placement Shares”) and one-third of one warrant (the “Private Placement Warrants”).

Each whole Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share, subject to adjustment. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees. If the Private Placement Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the warrants included in the Public Units sold in the IPO.